Filed pursuant to Rule 497(e)
Registration Nos: 333-11283

SUNAMERICA SERIES, INC.

Supplement dated August 22, 2017

to the Statement of Additional Information,

as supplemented and amended to date

Effective immediately, the Portfolio Manager Ownership of Portfolios Shares chart, as it pertains to the AIG Focused Dividend Strategy Fund, is deleted and replaced with the following:

Portfolio Manager Ownership of Portfolio Shares

The following table indicates the dollar range of equity securities in the Portfolios beneficially owned by the portfolio managers and the value of those shares as of October 31, 2016.

Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager
AIG Focused Dividend Strategy Fund	SunAmerica	Timothy Pettee Timothy Campion	Over $1,000,000 None
		Andrew Sheridan	From $10,001 to $50,000

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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